UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-08006

DWS Investments Trust (formerly Scudder MG Investments Trust)

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 01/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of January 31, 2006 (Unaudited)

DWS Core Fixed Income Fund

(formerly Scudder Fixed Income Fund)

	Principal Amount ($)	Value ($)

Corporate Bonds 14.1%
Consumer Discretionary 3.1%
Auburn Hills Trust, 12.375%, 5/1/2020	865,000	1,289,979
Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/2022	699,000	902,427
Comcast MO of Delaware, Inc., 9.0%, 9/1/2008	5,597,000	6,085,674
DaimlerChrysler NA Holding Corp.:
4.75%, 1/15/2008	3,973,000	3,930,413
Series E, 4.78% *, 10/31/2008	2,400,000	2,407,941
Harrah's Operating Co., Inc.:
5.625%, 6/1/2015	4,689,000	4,583,943
5.75%, 10/1/2017	1,787,000	1,727,945
News America, Inc., 144A, 6.4%, 12/15/2035	2,224,000	2,214,664
R.R. Donnelley & Sons Co., 4.95%, 5/15/2010	4,065,000	3,956,225
TCI Communications, Inc., 8.75%, 8/1/2015	2,490,000	2,982,188
Tele-Communications, Inc., 10.125%, 4/15/2022	1,980,000	2,665,351
Time Warner, Inc.:
6.625%, 5/15/2029	3,315,000	3,318,080
7.625%, 4/15/2031	2,415,000	2,682,802

		38,747,632
Energy 0.6%
Enterprise Products Operating LP:
4.95%, 6/1/2010	2,015,000	1,974,952
Series B, 5.0%, 3/1/2015	657,000	624,279
Series B, 6.375%, 2/1/2013	114,000	118,921
7.5%, 2/1/2011	4,178,000	4,529,128

		7,247,280
Financials 5.8%
Agfirst Farm Credit Bank, 8.393%, 12/15/2016	10,707,000	11,940,982
American General Finance Corp.:
2.75%, 6/15/2008	3,218,000	3,045,605
Series H, 3.0%, 11/15/2006	110,000	108,380
Series H, 4.0%, 3/15/2011	20,000	18,847
American General Institutional Capital, 144A, 8.125%, 3/15/2046	7,382,000	9,494,197
American International Group, Inc., 144A, 5.05%, 10/1/2015	3,650,000	3,554,636
BFC Finance Corp., Series 96-A, 7.375%, 12/1/2017	6,063,000	6,883,627
Citizens Property Insurance Corp., Series 1997-A, 144A, 6.85%, 8/25/2007	5,400,000	5,523,282
Downey Financial Corp., 6.5%, 7/1/2014	1,320,000	1,314,761
Duke Capital LLC, 4.302%, 5/18/2006	4,514,000	4,505,559
Erac USA Finance Co., 144A, 5.9%, 11/15/2015	3,037,000	3,087,700
ERP Operating LP, 6.95%, 3/2/2011	1,697,000	1,824,368
Farmers Insurance Exchange, 144A, 8.625%, 5/1/2024	3,510,000	4,199,792
Ford Motor Credit Co.:
6.5%, 1/25/2007	2,472,000	2,445,409
6.875%, 2/1/2006	6,795,000	6,795,000
General Motors Acceptance Corp.:
6.125%, 8/28/2007	1,955,000	1,893,322

6.15%, 4/5/2007	165,000	161,649
Merrill Lynch & Co., Inc., Series C, 4.79%, 8/4/2010	670,000	659,473
NLV Financial Corp., 144A, 6.5%, 3/15/2035	985,000	935,861
PLC Trust, Series 2003-1, 144A, 2.709%, 3/31/2006	654,916	653,173
PNC Funding Corp., 6.875%, 7/15/2007	59,000	60,429
The Goldman Sachs Group, Inc., 4.75%, 7/15/2013	1,461,000	1,402,535
Verizon Global Funding Corp., 7.75%, 12/1/2030	3,034,000	3,524,498

		74,033,085
Health Care 0.5%
WellPoint, Inc., 5.25%, 1/15/2016	6,285,000	6,203,351
Industrials 0.6%
America West Airlines, Inc., Series 99-1, 7.93%, 1/2/2019	1,841,289	1,953,921
Centex Corp.:
5.25%, 6/15/2015	855,000	810,078
5.45%, 8/15/2012	4,280,000	4,202,545

		6,966,544
Materials 0.4%
Newmont Mining Corp., 5.875%, 4/1/2035	5,022,000	4,890,710
Weyerhaeuser Co.:
7.125%, 7/15/2023	261,000	272,574
7.375%, 3/15/2032	153,000	168,856

		5,332,140
Telecommunication Services 0.3%
Ameritech Capital Funding, 6.25%, 5/18/2009	10,000	10,237
Bell Atlantic New Jersey, Inc., Series A, 5.875%, 1/17/2012	3,054,000	3,076,129
Verizon New England, Inc., 6.5%, 9/15/2011	916,000	941,261

		4,027,627
Utilities 2.8%
CC Funding Trust I, 6.9%, 2/16/2007	1,321,000	1,343,117
Centerior Energy Corp., Series B, 7.13%, 7/1/2007	173,000	177,765
Cleveland Electric Illuminating Co., 7.43%, 11/1/2009	7,076,000	7,596,624
Consolidated Natural Gas Co., 6.0%, 10/15/2010	1,865,000	1,917,421
Consumers Energy Co.:
Series F, 4.0%, 5/15/2010	5,983,000	5,673,972
5.0%, 2/15/2012	4,118,000	4,002,301
Entergy Louisiana, Inc., 6.3%, 9/1/2035	1,385,000	1,332,280
Pedernales Electric Cooperative, Series 2002-A, 144A, 6.202%, 11/15/2032	5,694,000	6,139,271
Sempra Energy, 4.621%, 5/17/2007	545,000	541,367
TXU Energy Co., 7.0%, 3/15/2013	2,638,000	2,792,033
Xcel Energy, Inc., 7.0%, 12/1/2010	4,164,000	4,462,746

		35,978,897

Total Corporate Bonds (Cost $176,691,613)		178,536,556
Foreign Bonds - US$ Denominated 6.4%
Energy 0.6%
TXU Electricity Ltd., 144A, 6.75%, 12/1/2006	7,518,000	7,624,034
Financials 2.6%
ChinaTrust Commercial Bank, 144A, 5.625%, 12/29/2049	4,845,000	4,686,103
DBS Capital Funding Corp., 144A, 7.657%, 3/31/2049	2,391,000	2,630,232
Mantis Reef Ltd., 144A, 4.692%, 11/14/2008	11,200,000	10,978,856
Mizuho Financial Group, 8.375%, 12/29/2049	9,730,000	10,518,130

Royal Bank of Scotland Group PLC, Series 1, 9.118%, 3/31/2049	2,747,000	3,128,666
Skandinaviska Enskilda Banken AB, 144A, 5.471%, 3/29/2049	800,000	784,359

		32,726,346
Industrials 1.7%
Autopista Del Maipo, 144A, 7.373%, 6/15/2022	9,709,000	11,122,145
Tyco International Group SA:
6.75%, 2/15/2011	7,785,000	8,259,628
6.875%, 1/15/2029	411,000	451,670
7.0%, 6/15/2028	1,431,000	1,585,051

		21,418,494
Materials 0.5%
Celulosa Arauco y Constitucion SA:
5.625%, 4/20/2015	4,683,000	4,602,097
7.75%, 9/13/2011	50,000	54,987
Sappi Papier Holding AG, 144A, 6.75%, 6/15/2012	2,318,000	2,172,144

		6,829,228
Telecommunication Services 0.9%
British Telecommunications PLC, 8.875%, 12/15/2030	3,486,000	4,586,293
Telecom Italia Capital:
4.95%, 9/30/2014	1,750,000	1,654,400
5.25%, 11/15/2013	5,065,000	4,920,075

		11,160,768
Utilities 0.1%
Scottish Power PLC, 5.81%, 3/15/2025	1,492,000	1,482,360

Total Foreign Bonds - US$ Denominated (Cost $80,598,267)		81,241,230
Asset Backed 6.3%
Automobile Receivables 1.0%
MMCA Automobile Trust:
"A4", Series 2002-4, 3.05%, 11/16/2009	4,573,893	4,532,342
"A4", Series 2002-2, 4.3%, 3/15/2010	1,425,570	1,421,130
"C", Series 2002-4, 4.56%, 11/16/2009	646,725	643,620
"B", Series 2002-2, 4.67%, 3/15/2010	1,728,614	1,704,673
"B", Series 2002-1, 5.37%, 1/15/2010	1,576,172	1,571,060
Onyx Acceptance Owner Trust, "A3", Series 2003-D, 2.4%, 12/15/2007	11,756	11,735
Whole Auto Loan Trust, "B", Series 2004-1, 3.13%, 3/15/2011	2,675,239	2,628,437

		12,512,997
Credit Card Receivables 0.0%
Discover Card Master Trust I, "A", Series 2001-6, 5.75%, 12/15/2008	60,000	60,179
Home Equity Loans 5.2%
Advanta Mortgage Loan Trust, "A6", Series 2000-2, 7.72%, 3/25/2015	66,837	67,689
Bayview Financial Acquisition Trust, "AF1", Series 2005-D, 5.45%, 12/28/2035	9,692,907	9,677,762
Bear Stearns Asset Backed Securities NIM, "A1", Series 2005-HE2N, 144A, 5.0%, 2/25/2035	1,137,415	1,135,460
Countrywide Asset-Backed Certificates:
"AF2", Series 2005-7, 4.367%, 11/25/2035	8,581,000	8,442,955
"NOTE", Series 2003-BC3N, 144A, 8.0%, 9/25/2033	336,052	334,990
Credit-Based Asset Servicing and Securitization, "AF1B", Series 2005-CB8, 5.451%, 12/25/2035	5,685,000	5,675,355
First Franklin Mortgage Loan NIM, "N1", Series 2005-FF1N, 144A, 3.9%, 12/25/2034	73,133	73,033
First Franklin NIM Trust, "NOTE", Series 2004-FF6A, 144A, 5.75%, 7/25/2034	630,300	628,762
Green Tree Home Equity Loan Trust, "M2", Series 1999-C, 8.36%, 7/15/2030	20,275	20,514

JPMorgan Mortgage Acquisition Corp., "A2F1", Series 2005-FRE1, 5.375%, 10/25/2035	5,470,088	5,458,262
Master Asset Backed Securities Trust, "A1B", Series 2005-AB1, 5.143%, 11/25/2035	8,237,730	8,210,544
Merrill Lynch Mortgage Investors, Inc., "A1A", Series 2005-NCB, 5.451%, 7/25/2036	5,411,954	5,403,704
New Century Home Equity Loan Trust, "A6", Series 2005-A, 4.954%, 8/25/2035	1,835,000	1,767,796
Nomura Home Equity Loan Trust NIM, "NOTE", Series 2005-FM1, 144A, 5.5%, 5/25/2035	4,204,396	4,191,258
Park Place Securities NIM Trust:
"A", Series 2005-WCH1, 144A, 4.0%, 2/25/2035	1,159,292	1,153,496
"A", Series 2004-WHQ2, 144A, 4.0%, 2/25/2035	786,092	782,415
"A", Series 2005-WCW1, 144A, 4.25%, 9/25/2035	3,895,347	3,875,870
"A", Series 2004-MCW1, 144A, 4.458%, 9/25/2034	606,202	604,263
Renaissance Home Equity Loan Trust, "AF3", Series 2005-2, 4.499%, 8/25/2035	5,428,000	5,324,174
Residential Asset Mortgage Products, Inc., "AI2", Series 2004-RS7, 4.0%, 9/25/2025	35,319	35,172
Residential Asset Securities Corp., "AI6", Series 2000-KS1, 7.905%, 2/25/2031	925,047	927,014
Securitized Asset Backed NIM Trust, "NIM", Series 2005-FR4, 144A, 6.0%, 1/25/2036	2,441,567	2,429,359

		66,219,847
Manufactured Housing Receivables 0.1%
Access Financial Manufacturing Housing Contract Trust, "A3", Series 1995-1, 7.1%, 5/15/2021	139	138
Green Tree Financial Corp., "A4", Series 1996-2, 7.2%, 4/15/2027	1,269,481	1,312,118

		1,312,256

Total Asset Backed (Cost $80,401,590)		80,105,279
	Shares	Value ($)

Preferred Stocks 0.8%
Farm Credit Bank of Texas, Series 1, 7.561%	1,212,000	1,329,140
Axis Capital Holdings Ltd., Series B, 7.5%	12,350	1,282,471
Arch Capital Group Ltd., 8.0%	36,731	927,458
HSBC Finance Capital Trust IX, 5.911%	1,191,000	1,193,697
Wachovia Capital Trust III, 5.8%	1,820,000	1,823,687
ZFS Finance USA Trust II 144A, 6.45%	3,000,000	3,031,539

Total Preferred Stocks (Cost $9,484,419)		9,587,992

	Principal Amount ($)	Value ($)

US Government Agency Sponsored Pass-Throughs 6.5%
Federal Home Loan Bank, 7.5%, 2/1/2010	88,532	89,203
Federal Home Loan Mortgage Corp.:
5.0%, 4/1/2035	5,530,012	5,359,644
5.5%, with various maturities from 10/1/2023 until 1/1/2034	8,526,425	8,497,776
6.5%, 1/1/2035	4,703,809	4,826,771
7.5%, 12/1/2010	79,892	80,498
Federal National Mortgage Association:
4.5%, with various maturities from 7/1/2018 until 10/1/2033 (c)	12,284,666	11,558,159
5.0%, with various maturities from 9/1/2023 until 5/1/2034	18,488,223	17,994,417
5.5%, with various maturities from 7/1/2024 until 3/1/2025	16,423,224	16,385,433
6.0%, with various maturities from 10/1/2022 until 4/1/2024	8,191,597	8,330,451
6.5%, with various maturities from 5/1/2023 until 12/1/2033	7,015,955	7,244,110
7.13%, 1/1/2012	1,727,292	1,740,534
7.5%, with various maturities from 10/1/2011 until 8/1/2013	654,792	672,302

9.0%, 11/1/2030	156,902	172,642

Total US Government Agency Sponsored Pass-Throughs (Cost $84,468,407)		82,951,940
Commercial and Non-Agency Mortgage-Backed Securities 25.2%
ABN AMRO Mortgage Corp., "A5", Series 2003-4, 4.75%, 3/25/2033	5,355,128	5,274,406
American Home Mortgage Investment Trust, "5A3", Series 2005-2, 5.077%, 9/25/2035	8,040,000	7,900,693
Banc of America Commercial Mortgage, Inc., "A1A", Series 2000-1, 7.109%, 11/15/2031	65,201	66,789
Banc of America Mortgage Securities:
"2A6", Series 2004-F, 4.155% *, 7/25/2034	20,000	19,404
"2A6", Series 2004-G, 4.657%, 8/25/2034	40,000	39,436
Chase Commercial Mortgage Securities Corp., "A2", Series 1996-2, 6.9%, 11/19/2028	17,605	17,562
Chase Mortgage Finance Corp., "A1", Series 2003-S2, 5.0%, 3/25/2018	12,920	12,771
Citicorp Mortgage Securities, Inc., "1A1", Series 2004-1, 5.25%, 1/25/2034	7,111,868	7,058,815
Citigroup Commercial Mortgage Trust, "A5", Series 2004-C2, 4.733%, 10/15/2041	5,349,000	5,157,228
Citigroup Mortgage Loan Trust, Inc., "1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	4,031,292	4,077,249
Countrywide Alternative Loan Trust:
"A2", Series 2003-6T2, 5.0%, 6/25/2033	31,473	31,298
"A2", Series 2003-21T1, 5.25%, 12/25/2033	5,309,441	5,266,337
"A4", Series 2004-14T2, 5.5%, 8/25/2034	5,383,096	5,348,433
"A6", Series 2004-14T2, 5.5%, 8/25/2034	6,078,729	6,039,745
"4A3", Series 2005-43, 5.761% *, 10/25/2035	5,603,738	5,610,788
"7A1", Series 2004-J2, 6.0%, 12/25/2033	2,168	2,167
"1A1", Series 2004-J1, 6.0%, 2/25/2034	1,299,977	1,299,024
"A1", Series 2004-35T2, 6.0%, 2/25/2035	4,219,005	4,239,355
"A4", Series 2002-11, 6.25%, 10/25/2032	4,962,292	4,967,400
Countrywide Home Loans:
"A15", Series 2002-34, 4.75%, 1/25/2033	6,917,475	6,804,610
"A2", Series 2004-19, 5.25%, 10/25/2034	6,080,000	6,059,685
"A1", Series 2005-29, 5.75%, 12/25/2035	9,500,059	9,377,732
CS First Boston Mortgage Securities Corp.:
"4A1", Series 2003-17, 5.5%, 6/25/2033	40,400	40,255
"1A11", Series 2004-4, 5.5%, 8/25/2034	6,493,488	6,485,999
DLJ Mortgage Acceptance Corp., "A1B", Series 1997-CF2, 144A, 6.82%, 10/15/2030	14,970	15,250
First Horizon Mortgage Pass-Through Trust, "2A1", Series 2005-AR2, 5.137% *, 6/25/2035	7,369,564	7,317,776
GMAC Commercial Mortgage Securities, Inc., "A3", Series 1997-C1, 6.869%, 7/15/2029	1,950,265	1,988,786
GMAC Mortgage Corp. Loan Trust:
"A15", Series 2004-J1, 5.25%, 4/25/2034	4,543,475	4,518,559
"A2", Series 2004-J1, 5.25%, 4/25/2034	4,478,901	4,453,913
Greenwich Capital Commercial Funding Corp.:
"AJ", Series 2005-GG3, 4.859%, 8/10/2042	2,515,000	2,424,542
"B", Series 2005-GG3, 4.894%, 8/10/2042	7,045,000	6,773,343
GS Mortgage Securities Corp. II:
"AJ", Series 2005-GG4, 4.782%, 7/10/2039	3,119,000	2,984,084
"G", Series 2005-GG4, 144A, 5.45% *, 7/10/2039	5,957,000	5,696,824
GSR Mortgage Loan Trust, "2A4", Series 2006-AR1, 5.205%, 1/25/2036	9,450,000	9,373,852
JPMorgan Commercial Mortgage Finance Corp., "A3", Series 1997-C5, 7.088%, 9/15/2029	280,325	285,123
JPMorgan Mortgage Trust, "2A1", Series 2005-A8, 4.97%, 11/25/2035	5,500,854	5,452,215
LB-UBS Commercial Mortgage Trust:
"A2", Series 2005-C2, 4.821%, 4/15/2030	5,385,000	5,318,244
"AJ", Series 2005-C3, 4.843%, 7/15/2040	90,000	86,369
Master Adjustable Rate Mortgages Trust, "B1", Series 2004-13, 3.814% *, 12/21/2034	6,390,489	6,224,416
Master Alternative Loans Trust:
"3A1", Series 2004-5, 6.5%, 6/25/2034	660,688	672,044
"5A1", Series 2005-2, 6.5%, 12/25/2034	1,407,052	1,412,929

"8A1", Series 2004-3, 7.0%, 4/25/2034	702,126	705,551
"6A1", Series 2004-5, 7.0%, 6/25/2034	2,536,600	2,590,667
Master Asset Securitization Trust:
"8A1", Series 2003-6, 5.5%, 7/25/2033	1,731,134	1,699,757
"2A7", Series 2003-9, 5.5%, 10/25/2033	5,884,976	5,690,084
Merrill Lynch Mortgage Trust, "D", Series 2005-CKI1, 5.245% *, 11/12/2037	3,810,000	3,740,792
Morgan Stanley Capital I, "C", Series 1997-ALIC, 6.84%, 1/15/2028	373,773	373,046
Mortgage Capital Funding, Inc., "A3", Series 1997-MC1, 7.288%, 7/20/2027	256,601	259,211
NYC Mortgage Loan Trust, "A3", Series 1996, 144A, 6.75%, 9/25/2019	3,096,010	3,141,088
Residential Accredit Loans, Inc.:
"CB", Series 2004-QS2, 5.75%, 2/25/2034	2,268,860	2,256,097
"CB1", Series 2002-QS17, 6.0%, 11/25/2032	5,817,859	5,848,763
Structured Adjustable Rate Mortgage Loan:
"1A4", Series 2005-22, 5.25%, 12/25/2035	6,255,000	6,213,952
"6A3", Series 2005-21, 5.4%, 11/25/2035	5,644,000	5,607,004
"5A1", Series 2005-18, 5.605% *, 9/25/2035	3,619,531	3,624,330
"7A4", Series 2006-1, 5.62%, 2/25/2036	6,132,000	6,059,182
Structured Asset Securities Corp., "4A1", Series 2005-6, 5.0%, 5/25/2035	52,001	50,019
Wachovia Bank Commercial Mortgage Trust, "AMFX", Series 2005-C20, 5.179%, 7/15/2042	12,020,000	11,850,864
Washington Mutual:
"A6", Series 2004-AR4, 3.803% *, 6/25/2034	5,337,000	5,120,651
"A6", Series 2004-AR5, 3.85% *, 6/25/2034	5,237,000	5,043,796
"A6", Series 2004-AR7, 3.946% *, 7/25/2034	25,000	24,179
"A6", Series 2003-AR11, 3.985%, 10/25/2033	8,880,000	8,633,215
"A1", Series 2005-AR3, 4.65% *, 3/25/2035	7,754,960	7,626,929
"1A1", Series 2005-AR14, 5.081% *, 12/25/2035	5,803,642	5,759,128
"1A3", Series 2005-AR14, 5.081% *, 12/25/2035	6,100,000	6,090,334
"1A3", Series 2005-AR16, 5.127% *, 12/25/2035	6,220,000	6,128,455
"4A", Series 2004-CB2, 6.5%, 8/25/2034	3,228,141	3,299,767
Washington Mutual Mortgage Pass-Through Certificates, "2CB4", Series 2005-7, 5.5%, 8/25/2035	6,244,066	6,132,225
Washington Mutual Mortgage Securities Corp., "1A7", Series 2003-MS8, 5.5%, 5/25/2033	1,044,690	1,043,107
Wells Fargo Mortgage Backed Securities Trust:
"2A17", Series 2005-AR10, 3.5% *, 6/25/2035	6,400,000	6,132,403
"A6", Series 2004-N, 4.0%, 8/25/2034	9,025,000	8,727,762
"2A14", Series 2005-AR10, 4.11% *, 6/25/2035	8,810,000	8,552,353
"2A15", Series 2005-AR10, 4.11% *, 6/25/2035	10,065,000	9,770,651
"1A6", Series 2003-1, 4.5%, 2/25/2018	12,720	12,613
"4A2", Series 2005-AR16, 4.993% *, 10/25/2035	9,500,000	9,354,488
"4A4", Series 2005-AR16, 4.993% *, 10/25/2035	5,348,172	5,311,059

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $322,705,444)		318,668,972
Collateralized Mortgage Obligations 20.6%
Fannie Mae Whole Loan:
"3A2B", Series 2003-W10, 3.056%, 7/25/2037	1,175,816	1,169,062
"2A3", Series 2003-W3, 4.16%, 6/25/2042	2,234,528	2,221,063
"1A3", Series 2004-W1, 4.49%, 11/25/2043	2,089,882	2,080,125
"1A3", Series 2003-W18, 4.732%, 8/25/2043	1,256,826	1,252,284
"A2", Series 2004-W4, 5.0%, 6/25/2034	7,695,000	7,648,084
"A23", Series 2004-W10, 5.0%, 8/25/2034	8,015,000	8,008,970
"1A1", Series 2004-W15, 6.0%, 8/25/2044	45,714	46,095
Federal Home Loan Mortgage Corp.:
"PT", Series 2724, 3.75%, 5/15/2016	25,000	24,496
"OC", Series 2643, 4.0%, 11/15/2026	20,000	19,265
"KB", Series 2552, 4.25%, 6/15/2027	20,591	20,408

"PN", Series 2544, 4.5%, 3/15/2026	6,711,952	6,659,274
"TG", Series 2690, 4.5%, 4/15/2032	7,576,000	7,163,370
"PG", Series 2700, 4.5%, 5/15/2032	6,648,000	6,278,489
"LC", Series 2682, 4.5%, 7/15/2032	7,035,000	6,658,625
"HP", Series 2976, 4.5%, 1/15/2033	8,425,000	8,169,595
"PC", Series 3026, 4.5%, 1/15/2034	2,995,000	2,792,284
"MD", Series 3057, 4.5%, 8/15/2034	3,755,000	3,514,506
"HG", Series 2543, 4.75%, 9/15/2028	3,292,084	3,272,229
"CA", Series 2526, 5.0%, 6/15/2016	2,040	2,033
"AJ", Series 2849, 5.0%, 5/15/2018	4,757,000	4,745,461
"QC", Series 2836, 5.0%, 9/15/2022	95,000	94,621
"OL", Series 2840, 5.0%, 11/15/2022	8,315,000	8,279,856
"PE", Series 2721, 5.0%, 1/15/2023	14,000	13,348
"PQ", Series 2844, 5.0%, 5/15/2023	100,000	99,836
"BU", Series 2911, 5.0%, 9/15/2023	40,000	39,761
"BG", Series 2640, 5.0%, 2/15/2032	1,265,000	1,229,664
"YD", Series 2737, 5.0%, 8/15/2032	6,016,056	5,821,598
"UE", Series 2764, 5.0%, 10/15/2032	10,000	9,676
"JD", Series 2778, 5.0%, 12/15/2032	8,636,000	8,334,206
"PD", Series 2844, 5.0%, 12/15/2032	9,949,000	9,597,544
"EG", Series 2836, 5.0%, 12/15/2032	9,957,000	9,605,239
"PD", Series 2783, 5.0%, 1/15/2033	6,108,000	5,899,968
"TE", Series 2780, 5.0%, 1/15/2033	7,176,000	6,936,278
"NE", Series 2802, 5.0%, 2/15/2033	90,000	87,035
"OE", Series 2840, 5.0%, 2/15/2033	5,050,000	4,868,055
"PD", Series 2893, 5.0%, 2/15/2033	30,000	28,956
"TE", Series 2827, 5.0%, 4/15/2033	65,000	62,819
"PE", Series 2864, 5.0%, 6/15/2033	40,000	38,728
"UE", Series 2911, 5.0%, 6/15/2033	10,815,000	10,370,710
"ND", Series 2950, 5.0%, 6/15/2033	11,250,000	10,837,667
"BG", Series 2869, 5.0%, 7/15/2033	1,230,000	1,187,738
"JG", Series 2937, 5.0%, 8/15/2033	55,000	53,328
"KD", Series 2915, 5.0%, 9/15/2033	5,936,000	5,726,661
"NE", Series 2921, 5.0%, 9/15/2033	12,670,000	12,222,782
"ND", Series 2938, 5.0%, 10/15/2033	40,000	38,549
"KE", Series 2934, 5.0%, 11/15/2033	53,000	50,740
"ND", Series 3036, 5.0%, 5/15/2034	6,152,000	5,917,075
"PE", Series 2378, 5.5%, 11/15/2016	8,637,000	8,728,408
"YA", Series 2841, 5.5%, 7/15/2027	8,857,483	8,905,324
"PE", Series 2405, 6.0%, 1/15/2017	6,695,000	6,884,528
"PE", Series 2450, 6.0%, 7/15/2021	40,000	40,531
"YB", Series 2205, 6.0%, 5/15/2029	706,525	709,728
Federal National Mortgage Association:
"AY", Series 2004-45, 4.5%, 12/25/2018	2,917,578	2,897,637
"GD", Series 2004-8, 4.5%, 10/25/2032	10,258,000	9,643,615
"NE", Series 2004-52, 4.5%, 7/25/2033	4,889,000	4,599,322
"A3", Series 2002-60, 4.57%, 2/25/2044	481,980	480,350
"OH" Series 2005-48, 5.0%, 7/25/2026	5,106,833	5,086,580
"PE", Series 2005-44, 5.0%, 7/25/2033	2,916,000	2,806,386
"BG", Series 2005-12, 5.0%, 10/25/2033	53,000	51,000
"EC", Series 2005-15, 5.0%, 10/25/2033	80,000	77,039
"HE", Series 2005-22, 5.0%, 10/25/2033	25,000	24,050
"PE", Series 2005-14, 5.0%, 12/25/2033	90,000	86,674
"OG", Series 2001-69, 5.5%, 12/25/2016	25,000	25,259
"MC", Series 2002-56, 5.5%, 9/25/2017	6,883	6,931

"PQ", Series 2001-64, 6.0%, 11/25/2016	955,000	975,139
"J", Series 1998-36, 6.0%, 7/18/2028	5,821,286	5,840,765
"Z", Series 2001-14, 6.0%, 5/25/2031	22,879	23,259
"A2", Series 1998-M1, 6.25%, 1/25/2008	2,853,661	2,891,780
"B", Series 1998-M5, 6.27%, 9/25/2007	13,942	14,043
"A2", Series 1998-M6, 6.32%, 8/15/2008	11,012,792	11,273,156
"HM", Series 2002-36, 6.5%, 12/25/2029	852	852
Government National Mortgage Association:
"GD", Series 2004-26, 5.0%, 11/16/2032	4,686,000	4,530,986
"QE", Series 2004-11, 5.0%, 12/16/2032	28,000	26,984
"VK", Series 2002-41, 6.0%, 6/20/2018	5,494,800	5,534,500

Total Collateralized Mortgage Obligations (Cost $262,770,210)		261,362,982
Municipal Bonds and Notes 3.7%
Allegheny County, PA, Residential Finance Authority Mortgage Revenue:
Prerefunded, Series F, Zero Coupon, 8/1/2028	2,115,000	393,686
Series F, Zero Coupon, 8/1/2028	715,000	132,797
Arkansas, Industrial Development Revenue, Series A, Zero Coupon, 7/10/2014 (a)	382,000	238,257
Arkansas, State Development Finance Authority, Economic Development Revenue, Series B, 4.85%, 10/1/2012 (a)	120,000	118,028
Belmont, CA, Multi-Family Housing Revenue, Redevelopment Agency Tax Allocation, 7.55%, 8/1/2011 (a)	685,000	706,105
California, Statewide Communities Development Authority Revenue, Series A-1, 4.0%, 11/15/2006 (a)	25,000	24,794
California, Housing Finance Agency, Single Family Mortgage, Series A-1:
7.9%, 8/1/2007 (a)	105,000	105,966
8.24%, 8/1/2014 (a)	40,000	40,434
Contra Costa County, CA, Multi-Family Housing Revenue, Willow Pass Apartments, Series D, 6.8%, 12/1/2015	1,380,000	1,400,176
Fulton, MO, General Obligation, 7.5%, 7/1/2007 (a)	240,000	245,292
Hillsborough County, FL, Port District Revenue, Tampa Port Authority Project:
Zero Coupon, 6/1/2011 (a)	53,000	40,834
Zero Coupon, 12/1/2011 (a)	53,000	39,915
Hoboken, NJ, Series B:
4.76%, 2/1/2011 (a)	335,000	329,781
4.96%, 2/1/2012 (a)	3,030,000	2,995,064
5.12%, 2/1/2013 (a)	3,185,000	3,164,680
5.33%, 2/1/2018 (a)	2,130,000	2,149,191
Houston, TX, Airport System Revenue, Special Facilities, Rental Car Project, 6.88%, 1/1/2028 (a)	45,000	52,230
Illinois, State General Obligation, 4.95%, 6/1/2023	45,000	43,642
Lake Mills, IA, Hospital & Healthcare Revenue, Investors Limited, First Mortgage, 144A:
Series 1995, 8.0%, 11/1/2006	590,000	591,481
Series 1997, 8.0%, 11/1/2007	610,000	610,665
Mississippi, Single Family Housing Revenue, Home Corp. Single Family, 7.75%, 7/1/2024	720,947	737,976
New Mexico, Mortgage Finance Authority, Series 1997-C, 7.43%, 7/1/2029	126,000	126,775
New York, Multi-Family Housing Revenue, Housing Finance Agency, Series C, 8.11%, 11/15/2038	2,270,000	2,346,249
North Miami, FL, Project Revenue, Special Obligation, 7.0%, 1/1/2008 (a)	125,000	130,934
Oregon, School Boards Association, Pension Deferred Interest, Series A, Zero Coupon, 6/30/2017 (a)	17,115,000	9,434,986
Pleasantville, NJ, School District, 5.25%, 2/15/2020 (a)	45,000	44,275
Reeves County, TX, County General Obligation Lease, Certificate of Participation, Series IBC, 7.25%, 6/1/2011 (a)	2,440,000	2,484,920
Sedgwick & Shawnee County, KS, Single Family Revenue, Series B, 8.375%, 6/1/2018	155,000	156,328
Texas, Multi-Family Housing Revenue, Housing & Community Affairs, 6.85%, 12/1/2020 (a)	1,345,000	1,429,950
Union City, NJ, Core City General Obligation, 6.25%, 1/1/2033 (a)	9,663,000	10,564,655
West Virginia, State General Obligation, Jobs Inventory Trust Board:

Series A, Zero Coupon, 1/22/2012	1,680,000	1,185,962
Series A, 144A, Zero Coupon, 6/12/2013	1,865,000	1,209,079
Series C, 144A, Zero Coupon, 7/31/2013	3,730,000	2,397,980
Series D, Zero Coupon, 7/31/2013	1,865,000	1,203,373

Total Municipal Bonds and Notes (Cost $45,199,380)		46,876,460
US Treasury Obligations 14.8%
US Treasury Bond:
6.0%, 2/15/2026	37,192,000	43,164,514
7.25%, 5/15/2016	36,890,000	44,804,049
US Treasury Note:
2.875%, 11/30/2006	5,295,000	5,221,161
4.5%, 11/15/2010	15,290,000	15,284,022
4.75%, 5/15/2014	520,000	527,191
5.0%, 8/15/2011	76,292,000	78,148,642

Total US Treasury Obligations (Cost $188,815,646)		187,149,579

	Shares	Value ($)

Cash Equivalents 2.6%
Cash Management QP Trust, 4.33% (b) (Cost $32,341,746)	32,341,746	32,341,746
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 1,283,476,722)	101.0	1,278,822,736
Other Assets and Liabilities, Net	(1.0)	(12,717,115)

Net Assets	100.0	1,266,105,621

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2006.

(a)	Bond is insured by one of these companies:

As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Financial Group	0.1
Financial Guaranty Insurance Co.	0.8
MBIA Corporation	1.8

(b)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Mortgage dollar rolls included.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and the Federal National Mortgage Association issues have similar coupon rates and have been aggregated for presentation purposes in the investment portfolio.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Core Fixed Income Fund, a series of DWS Investments Trust

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Core Fixed Income Fund, a series of DWS Investments Trust

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 March 21, 2006